UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04801

SunAmerica Equity Funds

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5,

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Item 1.	Reports to Stockholders

SEMI-ANNUAL REPORT 2021

SUNAMERICA

Equity Funds

aig.com/funds

Shareholder Letter — (unaudited)

Dear Shareholders,

All of us at AIG and SunAmerica Asset Management, along with our Fund subadvisers, hope this semi-annual report finds you and yours safe and well during these persistently challenging times.

As the COVID-19 pandemic continues to evolve, know that we remain focused on serving our Fund shareholders. As such, we are pleased to present this semi-annual update for the SunAmerica Equity Funds (the “Equity Funds”) for the six-month period ended March 31, 2021. From a broad perspective, the global equity markets rose sharply after multiple COVID-19 vaccines were approved and rolled out for distribution, fueling optimism the pandemic and its economic impact could be alleviated in the near term.

As the semi-annual period began with the fourth quarter of 2020, global equities rose for the third straight quarter. COVID-19 infections hit new highs in several countries, but equity markets rose after two COVID-19 vaccines demonstrated high efficacy rates in Phase 3 trials, and the U.S. government agreed on a pandemic relief plan that extended many of the CARES Act support measures. The European Central Bank (“ECB”) expanded its monetary stimulus program, and the European Union and China struck an agreement on an investment treaty even as the U.S. government strengthened its sanctions on companies with links to the Chinese military. The European Union and the U.K. also agreed to a trade deal, ending four years of political negotiations and setting the terms for a post-Brexit† future. For the quarter, U.S. equities were bolstered by better than expected third quarter 2020 corporate earnings, economic resilience, substantial monetary support from the Federal Reserve (the “Fed”) and optimism that COVID-19 vaccines would support a broad re-opening of the U.S. economy in 2021. Also, the U.S. presidential elections were resolved, removing a key element of uncertainty for the market. European equities rose, as optimism about vaccine developments overshadowed concerns about a deterioration in the region’s economy amid renewed measures to stem the rapid rise of COVID-19 infections. Equity markets in the Pacific Basin were strong, as 15 countries in the region signed a major trade agreement known as the Regional Comprehensive Economic Partnership that established a more unified system to facilitate tariff-free trade within the bloc. Japanese equities advanced, with Prime Minister Suga announcing a third round of stimulus to shore up the country’s economy against a record spike in COVID-19 cases. Emerging markets equities ended the quarter sharply higher, as investor sentiment improved amid positive vaccine news, higher commodity prices and the potential for additional liquidity support globally.

Global equities then rose for a fourth straight quarter in the first quarter of 2021. Markets continued to advance amid the accelerating global rollout of COVID-19 vaccines, a favorable outlook for global economic growth and substantial support from governments and central banks. These positive drivers more than offset growing expectations for higher inflation and still-concerning trends in COVID-19 infections. The European Parliament approved the Recovery and Resilience Facility, which will provide €672.5 billion in grants and loans to help European Union countries alleviate the social and economic effects of the pandemic, while President Biden signed into law a US$1.9 trillion COVID-19 relief bill aimed at individuals and small businesses. For the quarter, U.S. equities rallied for the fourth consecutive quarter, bolstered by an accelerating COVID-19 vaccine rollout, substantial fiscal and monetary policy tailwinds and upbeat forecasts for economic growth and corporate earnings. European equities similarly advanced on a wave of optimism from a rebound in global demand, substantial fiscal and monetary stimulus and better than expected fourth quarter 2020 corporate earnings. However, the pace of Europe’s recovery was undermined by a sharp rise in COVID-19 infections, attendant lockdowns and a slow rollout of vaccines. Pacific Basin equities generated strong returns, led by Singapore’s equity market. Japan’s equity market rose sharply despite concerns about its sluggish COVID-19 vaccine rollout, which could potentially undermine support for Prime Minister Suga and hinder the country’s economic recovery. Emerging markets equities overall generated solid returns, supported by strong inflows into emerging markets stocks during the quarter.

2

Against this backdrop, international equities, as measured by the MSCI ACWI ex-U.S. (Net)*, posted a return of 21.10% in U.S. dollar terms for the six-month period ended March 31, 2021. Japanese equities, as measured by the MSCI Japan Index (Net)*, were somewhat less robust but still generated a return of 17.07% in U.S. dollar terms for the same period. To compare, U.S. equities, as measured by the S&P 500® Index*, returned 19.07%, and emerging markets equities, as measured by the MSCI Emerging Markets Index (Net)*, returned 22.43% for the same six-month period.

Amid these conditions, each of the Equity Funds posted strong double-digit absolute gains and each outperformed its respective benchmark index during the semi-annual period ended March 31, 2021. On the following pages, you will find financial statements and portfolio information for each of the Equity Funds during the semi-annual period ended March 31, 2021.

We thank you for being a part of AIG Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial professional or get in touch with us directly at 800-858-8850 or at our website, www.aig.com/funds.

Sincerely,

The SunAmerica Equity Funds Investment Professionals

Timothy Pettee	Timothy Campion	Jun Oh
Andrew Sheridan	Jane Bayar Algieri

Past performance is no guarantee of future results.

†	Brexit refers to the U.K.’s path out of the European Union.
*

The MSCI ACWI ex-U.S. (Net) is a free float-adjusted market capitalization-weighted index designed to measure the equity market performance of 49 global developed and emerging markets, excluding the U.S. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. The MSCI Japan Index (Net) is a free-float adjusted market capitalization weighted index that is designed to track the equity market performance of Japanese securities listed on Tokyo Stock Exchange, Osaka Stock Exchange, JASDAQ and Nagoya Stock Exchange. The S&P 500® Index is Standard & Poor’s 500 Composite Stock Price Index, a widely recognized, unmanaged index of U.S. common stock prices. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity performance of emerging markets. It consists of 27 emerging market country indices. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Indices are not managed and an investor cannot invest directly in an index.

3

SunAmerica Equity Funds

EXPENSE EXAMPLE — March 31, 2021 — (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund (each, a “Fund” and collectively, the “Funds”) in the SunAmerica Equity Funds (the “Trust”), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and service fees and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at October 1, 2020 and held until March 31, 2021.

Actual Expenses

The “Actual” section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended March 31, 2021” to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class W, the “Expenses Paid During the Six Months Ended March 31, 2021” column and the “Annualized Expense Ratio” column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the “Expenses Paid During the Six Months Ended March 31, 2021” column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds’ prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the “Expenses Paid During the Six Months Ended March 31, 2021” column would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class W the “Expenses Paid During the Six Months Ended March 31, 2021” column and the “Annualized Expense Ratio” column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the “Expenses Paid During the Six Months Ended March 31, 2021” column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds’ prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the “Expenses Paid During the Six Months Ended March 31, 2021” column would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchases, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Fund’s prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

4

SunAmerica Equity Funds

EXPENSE EXAMPLE — March 31, 2021 — (unaudited) (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at October 1, 2021	Ending Account Value Using Actual Return at March 31, 2021	Expense Paid During the Six Months Ended March 31, 2021	Beginning Account Value at October 1, 2021	Ending Account Value using a Hypothetical 5% Assumed Return at March 31, 2021	Expense Paid During the Six Months Ended March 31, 2021	Annualized Expense Ratio(1)
AIG International Dividend Strategy Fund(2)
Class A	$1,000.00	$1,225.71	$10.54	$1,000.00	$1,015.46	$9.55	1.90%
Class C	$1,000.00	$1,222.72	$14.13	$1,000.00	$1,012.22	$12.79	2.55%
Class W	$1,000.00	$1,225.88	$9.43	$1,000.00	$1,016.45	$8.55	1.70%
AIG Japan Fund(2)
Class A	$1,000.00	$1,250.25	$10.66	$1,000.00	$1,015.46	$9.55	1.90%
Class C	$1,000.00	$1,247.17	$14.29	$1,000.00	$1,012.22	$12.79	2.55%
Class W	$1,000.00	$1,252.99	$9.55	$1,000.00	$1,016.45	$8.55	1.70%

(1)

Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 365 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your retirement plan documents and/or materials from your financial advisor for more information.

(2)

During the stated period, the investment advisor either waived a portion of or all of the fees for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2021” and the “Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2021” and the annualized “Expense Ratio” would have been lower.

5

SunAmerica Equity Funds

STATEMENT OF ASSETS AND LIABILITIES — March 31, 2021 — (unaudited)

	AIG International Dividend Strategy Fund	AIG Japan Fund
ASSETS:
Investments at value (unaffiliated)*	$46,045,338	$16,372,607
Repurchase agreements (cost approximates value)	278,000	440,000
Cash	891	423
Foreign cash*	124,452	13,621
Receivable for:
Fund shares sold	945	45
Dividends and interest	429,982	128,749
Investments sold	—	66,761
Prepaid expenses and other assets	6,561	5,197
Due from investment adviser for expense reimbursements/fee waivers	6,531	—

Total Assets	46,892,700	17,027,403

LIABILITIES:
Payable for:
Fund shares redeemed	45,362	4,753
Investments purchased	—	105,387
Investment advisory and management fees	39,679	16,768
Distribution and service maintenance fees	14,896	6,257
Transfer agent fees and expenses	14,812	5,058
Trustees’ fees and expenses	367	149
Other accrued expenses	64,014	15,184
Due to investment advisor expense recoupment	—	2,813

Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	179,130	156,369

Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . .	$46,713,570	$16,871,034

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value	$54,985	$20,312
Paid-in capital	107,820,477	16,001,175

	107,875,462	16,021,487
Total accumulated earnings (loss)	(61,161,892)	849,547

Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	$46,713,570	$16,871,034

*Cost
Long-term investment securities (unaffiliated) . . . . . . . . . . . . . . . . .	$38,524,518	$14,237,106

Foreign cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$125,484	$13,638

Class A (unlimited shares authorized):
Net assets	$43,602,966	$14,134,777
Shares of beneficial interest issued and outstanding	5,107,748	1,685,872
Net asset value and redemption price per share	$8.54	$8.38
Maximum sales charge (5.75% of offering price)	$0.52	$0.51

Maximum offering price to public	$9.06	$8.89

Class C (unlimited shares authorized):
Net assets	$2,108,017	$2,160,707
Shares of beneficial interest issued and outstanding	273,566	276,931
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$7.71	$7.80

Class W (unlimited shares authorized):
Net assets	$1,002,587	$575,550
Shares of beneficial interest issued and outstanding	117,212	68,386
Net asset value, offering and redemption price per share	$8.55	$8.42

See Notes to Financial Statements

6

SunAmerica Equity Funds

STATEMENT OF OPERATIONS — For the six months ended March 31, 2021 — (unaudited)

	AIG International Dividend Strategy Fund	AIG Japan Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$969,768	$161,016

Total investment income*	969,768	161,016

EXPENSES:
Investment advisory and management fees	250,311	91,327
Distribution and service maintenance fees:
Class A	80,765	22,727
Class C	10,945	10,991
Service fees:
Class W	717	392
Transfer agent fees and expenses:
Class A	63,878	15,880
Class C	3,366	3,025
Class W	1,596	633
Registration fees:
Class A	17,312	3,877
Class C	8,108	2,557
Class W	8,497	2,578
Custodian and accounting fees	12,721	11,291
Reports to shareholders	9,367	3,410
Audit and tax fees	11,849	11,872
Legal fees	26,862	16,858
Trustees’ fees and expenses	3,473	995
Interest expense	2,707	—
Other expenses	7,363	27,439

Total expenses before fee waivers, expense reimbursements, and expense recoupments	519,837	225,852
Net (Fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(37,808)	(68,312)

Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . .	482,029	157,540

Net investment income (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . .	487,739	3,476

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(818,189)	1,918,413
Net realized foreign exchange gain (loss) on other assets and liabilities	(851)	1,314

Net realized gain (loss) on investments and foreign currencies . . . . . . . . . . . . . . . . . . . . . . . . . . ..	(819,040)	1,919,727

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	11,034,866	1,599,666
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	1,148	(1,171)

Net unrealized gain (loss) on investments and foreign currencies . . . . . . . . . . . . . . . . . . . . . . . . ..	11,036,014	1,598,495

Net realized and unrealized gain (loss) on investments and foreign currencies . . . . . . . . . . . . . . .	10,216,974	3,518,222

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,704,713	$3,521,698

* Net of foreign withholding taxes on interest and dividends of . . . . . . . . . . . . . . . . . . . . . . . . . . ..	$58,431	$17,448

** Net of foreign withholding taxes on capital gains of	$—	$—

See Notes to Financial Statements

7

SunAmerica Equity Funds

STATEMENT OF CHANGES IN NET ASSETS — March 31, 2021

	AIG International Dividend Strategy Fund		AIG Japan Fund
	For the six months ended March 31, 2021 (unaudited)	For the year ended September 30, 2020	For the six months ended March 31, 2021 (unaudited)	For the year ended September 30, 2020
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$487,739	$1,259,379	$3,476	$2,571
Net realized gain (loss) on investments and foreign currencies	(819,040)	(8,023,573)	1,919,727	(1,003,762)
Net unrealized gain (loss) on investments and foreign currencies	11,036,014	2,498,995	1,598,495	1,456,043

Net increase (decrease) in net assets resulting from operations	10,704,713	(4,265,199)	3,521,698	454,852

Distributions to shareholders from:
Distributable earnings (Class A)	(757,863)	(975,486)	(111,461)	(66,223)
Distributable earnings (Class C)	(34,303)	(53,885)	(2,105)	—
Distributable earnings (Class W)	(14,670)	(21,771)	(5,232)	(4,092)

Total distributions to shareholders	(806,836)	(1,051,142)	(118,798)	(70,315)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(13,184,069)	(4,839,863)	(1,379,808)	(3,460,750)

Total increase (decrease) in net assets	(3,286,192)	(10,156,204)	2,023,092	(3,076,213)

NET ASSETS:
Beginning of period	$49,999,762	$60,155,966	$14,847,942	$17,924,155

End of period	$46,713,570	$49,999,762	$16,871,034	$14,847,942

See Notes to Financial Statements

8

SunAmerica Equity Funds

FINANCIAL HIGHLIGHTS

AIG INTERNATIONAL DIVIDEND STRATEGY FUND
Period Ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distri- butions from capital gains	Total distri- butions	Net Asset Value end of period	Total Return(2)		Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio Turnover

Class A
09/30/16	$8.05	$0.21	$0.54	$0.75	$(0.17)	$—	$(0.17)	$8.63	9.49	%(5)	$68,775	1.90	%(4)	2.61%		80%
09/30/17	8.63	0.30	0.91	1.21	(0.31)	—	(0.31)	9.53	14.11		72,696	1.90		3.28		22
09/30/18	9.53	0.27	(0.95)	(0.68)	(0.28)	—	(0.28)	8.57	(7.18)		62,315	1.90		2.97		59
09/30/19	8.57	0.20	(0.71)	(0.51)	(0.20)	—	(0.20)	7.86	(5.96)		54,827	1.90		2.51		66
09/30/20	7.86	0.18	(0.82)	(0.64)	(0.15)	—	(0.15)	7.07	(8.33)		46,870	1.90		2.35		74
03/31/21(7)	7.07	0.08	1.51	1.59	(0.12)	—	(0.12)	8.54	22.57		43,603	1.90	(6)	1.97	(6)	69

Class C
09/30/16	7.34	0.14	0.49	0.63	(0.12)	—	(0.12)	7.85	8.73	(5)	15,182	2.55	(4)	1.78		80%
09/30/17	7.85	0.21	0.83	1.04	(0.25)	—	(0.25)	8.64	13.40		13,126	2.55		2.48		22
09/30/18	8.64	0.17	(0.84)	(0.67)	(0.21)	—	(0.21)	7.76	(7.80)		6,719	2.55		1.95		59
09/30/19	7.76	0.12	(0.62)	(0.50)	(0.15)	—	(0.15)	7.11	(6.45)		4,106	2.55		1.64		66
09/30/20	7.11	0.10	(0.73)	(0.63)	(0.12)	—	(0.12)	6.36	(9.04)		2,248	2.55		1.48		74
03/31/21(7)	6.36	0.05	1.41	1.46	(0.11)	—	(0.11)	7.71	22.27		2,108	2.55	(6)	1.39	(6)	69

Class W
09/30/16	8.04	0.21	0.57	0.78	(0.19)	—	(0.19)	8.63	9.83	(5)	5,500	1.70	(4)	2.50		80%
09/30/17	8.63	0.32	0.90	1.22	(0.32)	—	(0.32)	9.53	14.33		6,099	1.70		3.55		22
09/30/18	9.53	0.29	(0.96)	(0.67)	(0.29)	—	(0.29)	8.57	(7.06)		2,203	1.70		2.98		59
09/30/19	8.57	0.21	(0.70)	(0.49)	(0.21)	—	(0.21)	7.87	(5.68)		1,223	1.70		2.50		66
09/30/20	7.87	0.19	(0.82)	(0.63)	(0.16)	—	(0.16)	7.08	(8.15)		881	1.70		2.47		74
03/31/21(7)	7.08	0.09	1.50	1.59	(0.12)	—	(0.12)	8.55	22.59		1,003	1.70	(6)	2.36	(6)	69

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect sales load. Total return does include expense reimbursements (recoupments).
(3)	Net of the following expense reimbursements (recoupments) (based on average net assets) (See Note 3):

	09/30/16	09/30/17	09/30/18	09/30/19	09/30/20	03/31/21(6)(7)
AIG International Dividend Strategy Class A	0.03%	(0.02)%	0.06%	0.17%	0.24%	0.09%
AIG International Dividend Strategy Class C	0.08	0.08	0.12	0.41	0.72	0.79
AIG International Dividend Strategy Class W	0.15	0.17	0.22	0.86	1.80	1.85
(4)

Excludes a one time reimbursement the Fund received for custody expenses paid in the prior years. If the reimbursement had been applied, the ratio of expenses to the average net assets would have been 1.68%, 2.35% and 1.51% for Class A, Class C and Class W, respectively.

(5)	The Fund’s performance figure was increased by 0.25%, 0.28%, 0.25% for Class A, Class C and Class W, respectively, for a reimbursement of custody expenses from prior years.
(6)	Annualized
(7)	Unaudited

See Notes to Financial Statements

9

SunAmerica Equity Funds

FINANCIAL HIGHLIGHTS — (continued)

AIG JAPAN FUND
Period Ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distri- butions from capital gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio Turnover

Class A
09/30/16	$6.71	$0.00	$0.75	$0.75	$—	$(0.22)	$(0.22)	$7.24	11.26%	$30,895	1.90%		0.01%		151%
09/30/17	7.24	(0.02)	1.44	1.42	(0.04)	—	(0.04)	8.62	19.69	23,423	1.90		(0.28)		115
09/30/18	8.62	(0.02)	0.09	0.07	(0.08)	(0.57)	(0.65)	8.04	0.34	18,949	1.90		(0.22)		101
09/30/19	8.04	0.03	(0.49)	(0.46)	—	(0.96)	(0.96)	6.62	(4.52)	13,750	1.90		0.43		82
09/30/20	6.62	0.01	0.16	0.17	(0.03)	—	(0.03)	6.76	2.59	12,309	1.90		0.16		104
03/31/21(5)	6.76	0.01	1.68	1.69	(0.07)	—	(0.07)	8.38	25.03	14,135	1.90	(4)	0.14	(4)	64

Class C
09/30/16	6.42	(0.05)	0.72	0.67	—	(0.22)	(0.22)	6.87	10.50	5,785	2.55		(0.78)		151%
09/30/17	6.87	(0.07)	1.37	1.30	(0.00)	—	(0.00)	8.17	18.96	5,274	2.55		(0.89)		115
09/30/18	8.17	(0.06)	0.07	0.01	(0.03)	(0.57)	(0.60)	7.58	(0.37)	6,225	2.55		(0.77)		101
09/30/19	7.58	(0.02)	(0.46)	(0.48)	—	(0.96)	(0.96)	6.14	(5.15)	3,396	2.55		(0.33)		82
09/30/20	6.14	(0.04)	0.16	0.12	—	—	—	6.26	1.95	2,090	2.55		(0.62)		104
03/31/21(5)	6.26	(0.02)	1.57	1.55	(0.01)	—	(0.01)	7.80	24.72	2,161	2.55	(4)	(0.64	)(4)	64

Class W
04/20/17*-09/30/17	7.72	0.06	0.85	0.91	—	—	—	8.63	11.79	241	1.70	(4)	1.80	(4)	115%
09/30/18	8.63	(0.00)	0.09	0.09	(0.09)	(0.57)	(0.66)	8.06	0.57	312	1.70		(0.03)		101
09/30/19	8.06	0.09	(0.54)	(0.45)	—	(0.96)	(0.96)	6.65	(4.37)	778	1.70		1.44		82
09/30/20	6.65	0.02	0.17	0.19	(0.05)	—	(0.05)	6.79	2.84	448	1.70		0.23		104
03/31/21(5)	6.79	0.01	1.70	1.71	(0.08)	—	(0.08)	8.42	25.30	576	1.70	(4)	0.39	(4)	64

*	Commencement of Operations.
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect sales load. Total return does include expense reimbursements (recoupments).
(3)	Net of the following expense reimbursements (recoupments) (based on average net assets) (See Note 3):

	09/30/16	09/30/17		09/30/18	09/30/19	09/30/20	03/31/21(4)(5)
AIG Japan Class A	0.41%	0.55%		0.56%	0.91%	1.32%	0.80%
AIG Japan Class C	0.56	0.75		0.70	1.10	1.73	1.03
AIG Japan Class W	—	17.99	(4)	2.75	4.10	4.34	1.72
(4)	Annualized
(5)	Unaudited

See Notes to Financial Statements

10

AIG International Dividend Strategy Fund

PORTFOLIO PROFILE — March 31, 2021 — (unaudited)

Industry Allocation*

Telephone-Integrated	9.1%
Cellular Telecom	7.9
Real Estate Operations & Development	5.4
Electronic Components-Misc.	5.2
Insurance-Life/Health	4.8
Medical-Drugs	4.7
Insurance-Multi-line	4.0
Semiconductor Equipment	3.2
Food-Retail	2.9
Steel-Producers	2.7
Capacitors	2.6
Banks-Commercial	2.3
Agricultural Chemicals	2.2
Finance-Leasing Companies	2.2
Chemicals-Diversified	2.2
Office Automation & Equipment	2.2
Diversified Minerals	2.1
Building Products-Cement	2.0
Rubber-Tires	2.0
Advertising Services	2.0
Human Resources	2.0
Retail-Building Products	2.0
Metal-Diversified	2.0
Insurance-Reinsurance	1.9
Aerospace/Defense	1.9
Gas-Transportation	1.8
Electric-Integrated	1.8
Cosmetics & Toiletries	1.8
Pipelines	1.7
Telecom Services	1.7
Disposable Medical Products	1.7
Tobacco	1.7
Food-Dairy Products	1.7
Electric-Distribution	1.6
Oil Companies-Integrated	1.6
Repurchase Agreements	0.6

99.2%

Country Allocation*

Japan	13.7%
Taiwan	11.0
United Kingdom	10.6
France	9.4
Switzerland	9.1
Australia	8.1
Canada	8.1
Germany	8.1
Italy	3.6
South Korea	2.7
Singapore	2.3
Hong Kong	1.9
China	1.8
Cayman Islands	1.7
Malaysia	1.7
Sweden	1.7
Saudi Arabia	1.6
Netherlands	1.5
United States	0.6

99.2%

*	Calculated as a percentage of net assets

11

AIG International Dividend Strategy Fund

PORTFOLIO OF INVESTMENTS — March 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.5%
Australia — 8.1%
BHP Group, Ltd.	28,954	$996,238
Rio Tinto, Ltd.	10,928	919,265
Telstra Corp., Ltd.	370,777	957,520
Wesfarmers, Ltd.	23,205	928,328

		3,801,351

Bermuda — 0.0%
Peace Mark Holdings, Ltd.†(1)	800,000	0

Canada — 8.1%
BCE, Inc.	17,910	808,494
Manulife Financial Corp.	53,268	1,145,726
Nutrien, Ltd.	18,904	1,018,382
TC Energy Corp.	17,679	810,446

		3,783,048

Cayman Islands — 1.7%
China Resources Land, Ltd.	166,000	803,939

China — 1.8%
Sunac China Holdings, Ltd.	191,000	819,368

France — 9.4%
AXA SA	39,935	1,071,745
Danone SA	11,410	782,760
Orange SA	70,917	873,642
Publicis Groupe SA	15,423	941,224
Sanofi	7,383	729,440

		4,398,811

Germany — 8.1%
Allianz SE	3,850	979,958
BASF SE	12,121	1,006,941
Deutsche Telekom AG	44,089	887,743
Muenchener Rueckversicherungs-Gesellschaft AG	2,909	895,830

		3,770,472

Hong Kong — 1.9%
Sun Hung Kai Properties, Ltd.	57,700	874,321

Italy — 3.5%
Enel SpA	84,932	845,901
Snam SpA	143,546	795,894

		1,641,795

Japan — 13.7%
Bridgestone Corp.	23,500	949,763
Canon, Inc.	44,500	1,005,746
KDDI Corp.	29,400	901,450
Nippon Telegraph & Telephone Corp.	36,300	931,719
ORIX Corp.	59,800	1,008,864
SoftBank Corp.	66,200	860,047
Takeda Pharmaceutical Co., Ltd.	20,800	748,593

		6,406,182

Malaysia — 1.7%
Top Glove Corp. Bhd	732,500	798,481

Netherlands — 1.5%
Koninklijke Ahold Delhaize NV	24,952	694,954

Saudi Arabia — 1.6%
Saudi Arabian Oil Co.*	77,191	740,974

Security Description	Shares/ Principal Amount	Value (Note 2)

Singapore — 2.3%
DBS Group Holdings, Ltd.	50,700	$1,085,083

South Korea — 2.7%
POSCO	4,408	1,246,353

Sweden — 1.7%
Telia Co., AB	179,438	777,257

Switzerland — 9.1%
Adecco Group AG	13,944	938,894
LafargeHolcim, Ltd.	16,164	949,848
Novartis AG	8,495	725,960
Swisscom AG	1,388	744,555
Zurich Insurance Group AG	2,116	903,131

		4,262,388

Taiwan — 11.0%
Globalwafers Co., Ltd.	58,000	1,524,551
Hon Hai Precision Industry Co., Ltd.	276,000	1,199,453
Walsin Technology Corp.†	139,000	1,215,452
Yageo Corp.	63,000	1,221,007

		5,160,463

United Kingdom — 10.6%
BAE Systems PLC	127,511	887,722
British American Tobacco PLC	20,576	786,874
National Grid PLC	64,226	765,002
Tesco PLC	212,311	669,825
Unilever PLC	14,561	814,193
Vodafone Group PLC	556,556	1,011,873

		4,935,489

Total Common Stocks
(cost $38,524,518)		46,000,729

RIGHTS — 0.1%
Italy — 0.1%
Snam SpA NPV† Expires 04/07/2021 (cost $0)	143,546	44,609

Total Long-Term Investment Securities
(cost $38,524,518)		46,045,338

REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 03/31/2021, to be repurchased 04/01/2021 in the amount of $278,000 and collateralized by $284,900 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2024 and having an approximate value of $283,638 (cost $278,000)	$278,000	278,000

TOTAL INVESTMENTS —
(cost $38,802,518)(2)	99.2%	46,323,338
Other assets less liabilities	0.8	390,232

NET ASSETS	100.0%	$46,713,570

†	Non-income producing security

12

AIG International Dividend Strategy Fund

PORTFOLIO OF INVESTMENTS — March 31, 2021 — (unaudited) (continued)

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At March 31, 2021, the aggregate value of these securities was $740,974 representing 1.6% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2021 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level — 3 Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Bermuda	$—	$—	$0	$0
Other Countries	46,000,729	—	—	46,000,729
Rights	—	44,609	—	44,609
Repurchase Agreements	—	278,000	—	278,000

Total Investments at Value	$46,000,729	$322,609	$0	$46,323,338

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

13

AIG Japan Fund

PORTFOLIO PROFILE — March 31, 2021 — (unaudited)

Industry Allocation*

Chemicals-Diversified	5.4%
Food-Retail	5.1
Aerospace/Defense-Equipment	4.7
Medical-Drugs	4.4
Rubber-Tires	4.4
Diversified Banking Institutions	4.1
Semiconductor Components-Integrated Circuits	3.8
Medical Products	3.8
Banks-Commercial	3.7
Machinery-General Industrial	3.5
Auto-Heavy Duty Trucks	3.1
Retail-Drug Store	3.0
Printing-Commercial	3.0
Engineering/R&D Services	3.0
Steel-Producers	2.8
Repurchase Agreements	2.6
Casino Services	2.6
Metal Products-Fasteners	2.5
Auto/Truck Parts & Equipment-Original	2.4
Real Estate Operations & Development	2.3
Insurance-Property/Casualty	2.3
Transport-Services	2.3
Electronic Components-Misc.	2.2
Import/Export	2.1
Brewery	2.0
Oil Companies-Exploration & Production	1.9
Machinery-Electrical	1.8
Computer Services	1.8
Web Portals/ISP	1.7
Retail-Restaurants	1.7
Industrial Automated/Robotic	1.5
Telephone-Integrated	1.5
Building & Construction-Misc.	1.5
Airlines	1.5
Wire & Cable Products	1.1
Auto-Cars/Light Trucks	1.0
Electronic Parts Distribution	0.9
Building Products-Doors & Windows	0.7

99.7%

Country Allocation*

Japan	97.1%
United States	2.6

99.7%

*	Calculated as a percentage of net assets

14

AIG Japan Fund

PORTFOLIO OF INVESTMENTS — March 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.1%
Aerospace/Defense-Equipment — 4.7%
IHI Corp.†	38,789	$786,465

Airlines — 1.5%
Japan Airlines Co., Ltd.†	11,000	245,383

Auto-Cars/Light Trucks — 1.0%
Suzuki Motor Corp.	3,800	172,454

Auto-Heavy Duty Trucks — 3.1%
Hino Motors, Ltd.	15,700	134,986
Isuzu Motors, Ltd.	36,870	395,922

		530,908

Auto/Truck Parts & Equipment-Original — 2.4%
NGK Insulators, Ltd.	10,171	185,921
Stanley Electric Co., Ltd.	7,100	211,285

		397,206

Banks-Commercial — 3.7%
AEON Financial Service Co., Ltd.	31,000	415,760
Shinsei Bank, Ltd.†	13,100	211,658

		627,418

Brewery — 2.0%
Asahi Group Holdings, Ltd.	7,928	334,018

Building & Construction-Misc. — 1.5%
Kumagai Gumi Co., Ltd.	9,221	250,252

Building Products-Doors & Windows — 0.7%
AGC, Inc.	2,856	119,424

Casino Services — 2.6%
Universal Entertainment Corp.†	17,665	430,437

Chemicals-Diversified — 5.4%
Air Water, Inc.	18,600	325,888
KH Neochem Co., Ltd.	11,855	299,574
Ube Industries, Ltd.	13,110	279,191

		904,653

Computer Services — 1.8%
Fujitsu, Ltd.	1,082	156,351
NS Solutions Corp.	4,700	148,991

		305,342

Diversified Banking Institutions — 4.1%
Sumitomo Mitsui Financial Group, Inc.	18,900	683,967

Electronic Components-Misc. — 2.2%
Kyocera Corp.	3,490	221,425
Minebea Mitsumi, Inc.	5,673	144,944

		366,369

Electronic Parts Distribution — 0.9%
Otsuka Corp.	3,350	156,722

Engineering/R&D Services — 3.0%
JGC Holdings Corp.	26,200	320,860
Meitec Corp.	3,410	188,170

		509,030

Food-Retail — 5.1%
Seven & i Holdings Co., Ltd.	21,176	853,542

Import/Export — 2.1%
Mitsubishi Corp.	12,308	$347,925

Industrial Automated/Robotic — 1.5%
Fuji Machine Manufacturing Co., Ltd.	5,400	138,262
THK Co., Ltd.	3,474	120,166

		258,428

Insurance-Property/Casualty — 2.3%
Tokio Marine Holdings, Inc.	8,182	389,056

Machinery-Electrical — 1.8%
Hitachi, Ltd.	6,869	310,431

Machinery-General Industrial — 3.5%
Sumitomo Heavy Industries, Ltd.	21,475	596,393

Medical Products — 3.8%
Nipro Corp.	53,143	641,700

Medical-Drugs — 4.4%
Astellas Pharma, Inc.	30,798	473,409
Nippon Shinyaku Co., Ltd.	3,570	265,352

		738,761

Metal Products-Fasteners — 2.5%
Tsubaki Nakashima Co., Ltd.	27,700	424,287

Miscellaneous Manufacturing — 0.0%
Peace Mark Holdings, Ltd.†(1)	8,000	0

Oil Companies-Exploration & Production — 1.9%
Inpex Corp.	47,365	323,395

Printing-Commercial — 3.0%
Toppan Printing Co., Ltd.	30,200	510,038

Real Estate Operations & Development — 2.3%
Mitsui Fudosan Co., Ltd.	17,440	395,895

Retail-Drug Store — 3.0%
Matsumotokiyoshi Holdings Co., Ltd.	11,541	513,860

Retail-Restaurants — 1.7%
Sushiro Global Holdings, Ltd.	6,300	278,230

Rubber-Tires — 4.4%
Toyo Tire Corp.	41,642	736,374

Semiconductor Components-Integrated Circuits — 3.8%
Renesas Electronics Corp.†	59,809	648,190

Steel-Producers — 2.8%
JFE Holdings, Inc.	38,630	475,527

Telephone-Integrated — 1.5%
KDDI Corp.	8,190	251,118

Transport-Services — 2.3%
Kamigumi Co., Ltd.	20,073	380,159

Web Portals/ISP — 1.7%
Z Holdings Corp.	58,100	288,913

Wire & Cable Products — 1.1%
Furukawa Electric Co., Ltd.	7,096	190,337

Total Long-Term Investment Securities
(cost $14,237,106)		16,372,607

15

AIG Japan Fund

PORTFOLIO OF INVESTMENTS — March 31, 2021 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 2.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 03/31/2021, to be repurchased 04/01/2021 in the amount of $440,000 and collateralized by $450,800 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2024 and having an approximate value of $448,803 (cost $440,000)	$440,000	440,000

TOTAL INVESTMENTS
(cost $14,677,106)(2)	99.7%	16,812,607
Other assets less liabilities	0.3	58,427

NET ASSETS	100.0%	$16,871,034

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2021 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Miscellaneous Manufacturing	$—	$—	$0	$0
Other Industries	16,372,607	—	—	16,372,607
Repurchase Agreements	—	440,000	—	440,000

Total Investments at Value	$16,372,607	$440,000	$0	$16,812,607

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

16

SunAmerica Equity Funds

NOTES TO FINANCIAL STATEMENTS — March 31, 2021

Note 1. Organization

SunAmerica Equity Funds is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Massachusetts business trust (the “Trust” or “Equity Funds”) on June 18, 1986. It currently consists of two different funds (each, a “Fund” and collectively, the “Funds”). Each Fund is a separate series of the Trust with a distinct objective and/or strategy. Each Fund is advised and/or managed by SunAmerica Asset Management, LLC (the “Adviser” or “SunAmerica”). An investor may invest in one or more of the following Funds: AIG International Dividend Strategy Fund (“International Dividend Strategy Fund”), or AIG Japan Fund (“Japan Fund”). The Funds are considered to be separate entities for financial and tax reporting purposes.

The investment objective and principal investment techniques for each of the Funds are as follows:

International Dividend Strategy Fund seeks total return by employing a “buy and hold” strategy to identify approximately 50 to 100 high dividend yielding equity securities selected annually from the MSCI ACWI ex-U.S. Index. At least 80% of the Fund’s net assets, plus any borrowing for investment purposes, will be invested in dividend yielding equity securities.

Japan Fund seeks long-term capital appreciation by active trading of securities of Japanese issuers and other investments that are tied economically to Japan (“Japanese companies”). Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in Japanese companies.

Each Fund is organized as a “diversified” fund within the meaning of the 1940 Act.

Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

Class C shares are offered at net asset value per share without an initial sales charge, although may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Effective September 30, 2020, Class C shares will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class W shares are offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Trust’s registration statement. Class A and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, except Class C shares are subject to higher distribution fee rates. Class W shares have not adopted a 12b-1 plan and make no payments thereunder, however, Class W shares pay a service fee to the Funds’ distributor for providing administrative and shareholder services.

Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

17

SunAmerica Equity Funds

NOTES TO FINANCIAL STATEMENTS — March 31, 2021 — (continued)

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of March 31, 2021, is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the

18

SunAmerica Equity Funds

NOTES TO FINANCIAL STATEMENTS — March 31, 2021 — (continued)

exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investment in registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Funds have entered into Master Repurchase Agreements (“Master Agreements”) with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Funds and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds’ counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of March 31, 2021, the repurchase agreements held by the Funds are subject to master netting agreements. See the Portfolio of Investments for more information about a Fund’s holdings in repurchase agreements.

19

SunAmerica Equity Funds

NOTES TO FINANCIAL STATEMENTS — March 31, 2021 — (continued)

Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date.

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

Dividends from net investment income, if any, are normally paid quarterly for the International Dividend Strategy Fund. The Japan Fund pays annually. Capital gain distributions, if any, are paid annually. Each of the Funds reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that each Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds are not aware of any tax provisions for

20

SunAmerica Equity Funds

NOTES TO FINANCIAL STATEMENTS — March 31, 2021 — (continued)

which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. The Funds federal tax returns for the prior three fiscal years remain subject to examinations by the Internal Revenue Service.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the year. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

LIBOR Risk: A fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. On March 5, 2021, the FCA and LIBOR’s administrator announced that most LIBOR settings will no longer be published after June 30, 2023. Such announcements indicate that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed. These announcements and any additional regulatory or market changes may have an adverse impact on a fund or its investments.

Regulators and market participants are working together to identify or develop successor Reference Rates. It is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates, and these changes could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a fund’s performance and/or net asset value.

Recent Accounting and Regulatory Developments: In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Adoption of the ASU had no material impact on the Fund.

In March 2020, the FASB issued ASU No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank offered based reference rates at of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is evaluating the potential impact of ASU 2020-04 on the financial statements.

21

SunAmerica Equity Funds

NOTES TO FINANCIAL STATEMENTS — March 31, 2021 — (continued)

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule became effective on March 8, 2021 and has a compliance date of September 8, 2022 (eighteen months following the effective date). Management is currently evaluating the Rule and its impact to the Funds.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the “Agreement”) with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of a Fund’s portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds’ books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SunAmerica and its affiliates.

The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund’s average daily net assets:

Management Fees
International Dividend Strategy Fund	1.00%
Japan Fund	1.15

For the six months ended March 31, 2021, SunAmerica earned fees in the amounts stated in the Statement of Operations.

The AIG Japan Fund is subadvised by Wellington Management Company LLP (“Wellington Management”) pursuant to a subadvisory agreement with SunAmerica. Payments to Wellington for its services are made by SunAmerica and not by the Fund.

SunAmerica has contractually agreed to waive fees or reimburse expenses to the extent necessary to cap the Funds’ annual fund operating expenses at the following percentages of each class’s average daily net assets. For the purposes of the waived fees and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes governmental fees and other expenses not incurred in the ordinary course of the Funds’ business. The contractual fee waivers and expense reimbursements will continue in effect indefinitely unless terminated by the Trustees, including a majority of the Disinterested Trustees.

Fund Percentage
International Dividend Strategy Fund Class A	1.90%
International Dividend Strategy Fund Class C	2.55
International Dividend Strategy Fund Class W	1.70
Japan Fund Class A	1.90
Japan Fund Class C	2.55
Japan Fund Class W	1.70

Any contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Funds within two years after the occurrence of the waiver and/or reimbursement, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the limitation in effect at the time the waivers and/or reimbursements occurred or (b) the current expense limitation of that share class.

22

SunAmerica Equity Funds

NOTES TO FINANCIAL STATEMENTS — March 31, 2021 — (continued)

For the six months ended March 31, 2021, pursuant to the contractual expense limitations referred to above, SunAmerica has waived or reimbursed expenses as follows:

Other Expense Reimbursed
Japan Fund	$50,639

Amount
International Dividend Strategy Fund Class A	$39,917
International Dividend Strategy Fund Class C	8,656
International Dividend Strategy Fund Class W	8,866
Japan Fund Class A	21,472
Japan Fund Class C	8,821
Japan Fund Class W	6,181

For the six months ended March 31, 2021, the amounts recouped by SunAmerica are as follows:

Amount
International Dividend Strategy Fund Class A	$19,631
International Dividend Strategy Fund Class C	—
International Dividend Strategy Fund Class W	—
Japan Fund Class A	10,879
Japan Fund Class C	4,592
Japan Fund Class W	3,330

At March 31, 2021, expenses previously waived and/or reimbursed by SunAmerica during the prior two years that remain subject to recoupment and expire during the time periods indicated are as follows:

	Other Expenses Reimbursed
	September 30, 2021	September 30, 2022	March 31, 2023
Japan Fund	$57,393	$135,682	$50,639

	Class Specific Expenses Reimbursed
	September 30, 2021	September 30, 2022	March 31, 2023
International Dividend Strategy Fund Class A	$41,606	$121,155	$39,917
International Dividend Strategy Fund Class C	10,821	23,485	8,656
International Dividend Strategy Fund Class W	6,234	18,701	8,866
Japan Fund Class A	17,972	53,010	21,472
Japan Fund Class C	7,916	25,062	8,821
Japan Fund Class W	3,744	16,565	6,181

The Trust, on behalf of each Fund, has entered into a Distribution Agreement with AIG Capital Services, Inc. (“ACS” or the “Distributor”), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each class of shares (other Class W shares) (each a “Plan” and collectively, the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the “Class A Plan” and “Class C Plan.” In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit each Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Class A Plan and Class C Plan, the Distributor receives a distribution fee from a Fund at an annual rate of 0.10% and 0.75%, respectively, of the average daily net assets of the Fund’s Class A and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Plan may exceed the Distributor’s distribution

23

SunAmerica Equity Funds

NOTES TO FINANCIAL STATEMENTS — March 31, 2021 — (continued)

costs as described above. The Plans provide that the Class A and Class C shares of each Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. Accordingly, for the six months ended March 31, 2021, ACS received fees (see Statement of Operations) based upon the aforementioned rates.

The Trust, on behalf of each Fund, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing additional shareholder services to Class W shareholders. The Distributor does not receive or retain any distribution and/or account maintenance fees for any shares when the shareholder does not have a broker of record. For the six months ended March 31, 2021, ACS earned fees as reflected in the Statements of Operations based on the aforementioned rate.

ACS receives sales charges on each Fund’s Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund’s Class A and Class C shares. ACS has advised the Funds that for the six months ended March 31, 2021, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

	Class A				Class C
	Sales Charges	Affiliated Broker-dealers	Non-affiliated Broker-dealers	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges
International Dividend Strategy Fund	$12,027	$6,210	$3,920	$—	$6
Japan Fund	1,495	512	738	—	—

The Trust has entered into a Service Agreement with AIG Fund Services, Inc. (“AFS”), an affiliate of the Adviser. Under the Service Agreement, AFS performs certain shareholder account functions by assisting the Funds’ transfer agent, DST Asset Manager Solutions, Inc. (“DST”), in connection with the services that it offers to the shareholders of the Funds. Pursuant to the Service Agreement, the Funds pay a fee to AFS for services rendered based upon an annual rate of 0.22% of average daily net assets of such Fund. For the six months ended March 31, 2021, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Asset and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate AFS pursuant to the terms of the Service Agreement.

	Expense			Payable at March 31, 2021
Fund	Class A	Class C	Class W	Class A	Class C	Class W
International Dividend Strategy Fund	$51,597	$2,419	$1,052	$8,144	$399	$187
Japan Fund	14,469	2.428	574	2,674	425	109

At March 31, 2021, the following affiliates owned a percentage of the outstanding shares of the following funds: AIG Multi-Asset Allocation Portfolio and AIG Active Allocation Portfolio owned 32% and 17%, respectively, of the International Dividend Strategy Fund and AIG Multi-Asset Allocation Portfolio and AIG Active Allocation Portfolio owned 40% and 18%, respectively, of the Japan Fund.

Note 4. Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended March 31, 2021 were as follows:

	International Dividend Strategy Fund	Japan Fund
Purchases (excluding U.S. government securities)	$33,601,786	$9,685,255
Sales (excluding U.S. government securities)	47,199,152	11,253,191
Purchase of U.S. government securities	—	—
Sales and maturities of U.S. government securities	—	—

24

SunAmerica Equity Funds

NOTES TO FINANCIAL STATEMENTS — March 31, 2021 — (continued)

Note 5. Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.

	For the year ended September 30, 2020
	Distributable Earnings			Tax Distributions
	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
International Dividend Strategy Fund	$289,881	$(67,774,359)	$(3,559,099)	$1,051,142	$—
Japan Fund	118,795	(2,864,401)	204,155	70,315	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of March 31, 2021, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:

	Unlimited
	ST	LT
International Dividend Strategy Fund	$37,639,683	$30,134,676
Japan Fund	645,384	2,219,017

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows at March 31, 2021:

	International Dividend Strategy Fund	Japan Fund
Cost (tax basis)	$38,848,387	$15,008,803

Appreciation	8,803,643	2,158,722
Depreciation	(1,328,692)	(354,918)

Net unrealized appreciation (depreciation)	$7,474,951	$1,803,804

Note 6. Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	International Dividend Strategy Fund
	Class A				Class C
	For the six months ended March 31, 2021 (unaudited)		For the year ended September 30, 2020		For the six months ended March 31, 2021 (unaudited)		For the year ended September 30, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	249,828	$1,941,312	1,024,307	$7,331,030	8,337	$57,789	19,625	$134,417
Reinvested dividends	93,423	743,646	124,954	955,280	4,399	31,661	6,909	48,450
Shares redeemed	(1,866,753)	(15,260,629)	(1,492,316)	(11,397,848)	(92,572)	(639,734)	(250,931)	(1,688,461)

Net increase (decrease) in shares outstanding before automatic conversion	(1,523,502)	$(12,575,671)	(343,055)	$(3,111,538)	(79,836)	$(550,284)	(224,397)	$(1,505,594)

Shares issued (reacquired) upon automatic conversion	16,865	123,595	11,974	90,022	(18,727)	(123,595)	(13,282)	(90,022)

Net increase (decrease)	(1,506,637)	$(12,452,076)	(331,081)	$(3,021,516)	(98,563)	$(673,879)	(237,679)	$(1,595,616)

25

SunAmerica Equity Funds

NOTES TO FINANCIAL STATEMENTS — March 31, 2021 — (continued)

	International Dividend Strategy Fund
	Class W
	For the six months ended March 31, 2021 (unaudited)		For the year ended September 30, 2020
	Shares	Amount	Shares	Amount
Shares sold	2,302	$16,800	15,274	$115,176
Reinvested dividends	1,677	13,382	2,601	19,942
Shares redeemed	(11,331)	(88,296)	(48,739)	(357,849)

Net increase (decrease) in shares outstanding before automatic conversion	(7,352)	$(58,114)	(30,864)	$(222,731)

Shares issued (reacquired) upon automatic conversion	—	—	—	—

Net increase (decrease)	(7,352)	$(58,114)	(30,864)	$(222,731)

	Japan Fund
	Class A				Class C
	For the six months ended March 31, 2021 (unaudited)		For the year ended September 30, 2020		For the six months ended March 31, 2021 (unaudited)		For the year ended September 30, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	64,052	$513,182	247,697	$1,592,788	2,262	$15,730	13,222	$75,282
Reinvested dividends	14,271	109,456	9,118	65,283	294	2,105	—	—
Shares redeemed	(213,263)	(1,597,424)	(514,439)	(3,459,085)	(59,309)	(437,910)	(232,489)	(1,385,998)

Net increase (decrease) in shares outstanding before automatic conversion	(134,940)	$(974,786)	(257,624)	$(1,801,014)	(56,753)	$(420,075)	(219,267)	$(1,310,716)

Shares issued (reacquired) upon automatic conversion	13,600	116,679	691	4,869	(14,622)	(116,679)	(743)	(4,869)

Net increase (decrease)	(121,340)	$(858,107)	(256,933)	$(1,796,145)	(71,375)	$(536,754)	(220,010)	$(1,315,585)

	Japan Fund
	Class W
	For the six months ended March 31, 2021 (unaudited)		For the year ended September 30, 2020
	Shares	Amount	Shares	Amount
Shares sold	13,195	$98,031	53,882	$370,502
Reinvested dividends	679	5,232	570	4,092
Shares redeemed	(11,522)	(88,210)	(105,441)	(723,614)

Net increase (decrease) in shares outstanding before automatic conversion	2,352	$15,053	(50,989)	$(349,020)

Shares issued (reacquired) upon automatic conversion	—	—	—	—

Net increase (decrease)	2,352	$15,053	(50,989)	$(349,020)

Note 7. Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Prior to September 4, 2020, interest is payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Funds, has paid State Street for its

26

SunAmerica Equity Funds

NOTES TO FINANCIAL STATEMENTS — March 31, 2021 — (continued)

own account, such Fund’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Effective September 4, 2020, interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the Federal Funds Effective Rate on such date and (b) the Overnight Bank Funding Rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the Federal Funds Effective Rate or the Overnight Bank Funding Rate shall be less than zero, then the Federal Funds Effective Rate or the Overnight Bank Funding Rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Funds, has paid State Street for its own account, such Fund’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit.

Borrowings under the line of credit will commence when the respective Fund’s cash shortfall exceeds $100,000. For the period ended March 31, 2021, the following Funds had borrowings:

	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
International Dividend Strategy Fund	22	$2,459	$2,775,000	1.45%

At March 31, 2021, there were no borrowings outstanding.

Note 8. Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the six months ended March 31, 2021, the Funds did not participate in this program.

Note 9. Investment Concentration

The Funds invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, because the Japan Fund concentrates its investments in Japan, the Fund’s performance is expected to be closely tied to social, political and economic conditions of that country. These risks are primary risks of the Japan Fund.

Note 10. Other Matters

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

27

SunAmerica Equity Funds

NOTES TO FINANCIAL STATEMENTS — March 31, 2021 — (continued)

SunAmerica and Touchstone Advisors, Inc. (“Touchstone”) announced that they have entered into a definitive agreement for Touchstone to acquire certain assets related to SunAmerica’s retail mutual fund management business (the “AIG Funds”). Under the terms of the agreement, subject to shareholder approval, twelve of the AIG Funds, including the three SunAmerica Income Series Funds, are expected to be reorganized into either existing or newly created series of trusts in the Touchstone fund complex (the “Reorganizations”), and subsequently will be advised by Touchstone under its sub-advised mutual fund approach. On February 8, 2021, the Boards of Directors/Trustees of the AIG Funds unanimously approved each of the proposed Reorganizations.

28

SunAmerica Equity Funds

SUPPLEMENTS TO THE PROSPECTUS

SunAmerica Equity Funds

AIG International Dividend Strategy Fund

SunAmerica Income Funds

AIG Flexible Credit Fund

AIG Strategic Bond Fund

AIG U.S. Government Securities Fund

SunAmerica Senior Floating Rate Fund, Inc.

AIG Senior Floating Rate Fund

SunAmerica Series, Inc.

AIG Active Allocation Fund

AIG Focused Dividend Strategy Fund

AIG Multi-Asset Allocation Fund

AIG Select Dividend Growth Fund

AIG Strategic Value Fund

SunAmerica Specialty Series

AIG Focused Alpha Large-Cap Fund

AIG Focused Growth Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 8, 2021

to the Summary Prospectus, Prospectus and

Statement of Additional Information of each Fund

SunAmerica Asset Management, LLC (“SunAmerica”), the Funds’ investment adviser, and Touchstone Advisors, Inc. (“Touchstone”) announced that they have entered into a definitive agreement for Touchstone to acquire certain assets related to SunAmerica’s retail mutual fund management business (the “transaction”).

Under the terms of the agreement, subject to Fund shareholder approval, twelve of the Funds are expected to be reorganized into either existing series or newly created series of Touchstone Strategic Trust or Touchstone Funds Group Trust (collectively, the “Touchstone Funds”) (the “Reorganizations”), and subsequently will be advised by Touchstone under its sub-advised mutual fund approach. On February 8, 2021, the Boards of Directors/Trustees of the Funds unanimously approved each of the proposed Reorganizations. The proposed Reorganizations are listed below.

AIG Fund	Acquiring Touchstone Fund
SunAmerica Equity Funds
AIG International Dividend Strategy Fund	Touchstone International Equity Fund, a series of Touchstone Strategic Trust
SunAmerica Income Funds
AIG U.S. Government Securities Fund	Touchstone Active Bond Fund, a series of Touchstone Funds Group Trust
AIG Flexible Credit Fund AIG Strategic Bond Fund	Touchstone Strategic Income Opportunities Fund, a series of Touchstone Strategic Trust
SunAmerica Senior Floating Rate Fund, Inc.
AIG Senior Floating Rate Fund	Touchstone Credit Opportunities Fund, a series of Touchstone Funds Group Trust

29

SunAmerica Equity Funds

SUPPLEMENTS TO THE PROSPECTUS — (continued)

AIG Fund	Acquiring Touchstone Fund
SunAmerica Series, Inc.
AIG Active Allocation Fund AIG Multi-Asset Allocation Fund	Touchstone Balanced Fund, a series of Touchstone Strategic Trust
AIG Strategic Value Fund	Touchstone Value Fund, a series of Touchstone Strategic Trust
AIG Focused Dividend Strategy Fund AIG Select Dividend Growth Fund	Touchstone Dividend Equity Fund, a series of Touchstone Funds Group Trust
SunAmerica Specialty Series
AIG Focused Alpha Large-Cap Fund	Touchstone Large Cap Focused Fund, a series of Touchstone Strategic Trust
AIG Focused Growth Fund	Touchstone Sands Capital Select Growth Fund, a series of Touchstone Funds Group Trust

The Reorganizations are subject to the completion of certain conditions, including approval by the shareholders of the applicable Fund. If all conditions are satisfied and approvals obtained, the transaction and proposed Reorganizations are expected to close in the third quarter of 2021.

The foregoing disclosure is not intended to solicit a proxy from any Fund shareholder. The solicitation of proxies to effect each Reorganization will only be made by a final, effective Registration Statement on Form N-14, which includes a definitive Proxy Statement/Prospectus, after that Registration Statement is declared effective by the Securities and Exchange Commission (the “SEC”). The Registration Statement on Form N-14 has yet to be filed with the SEC. After the Registration Statement on Form N-14 is filed with the SEC, it may be amended or withdrawn and the Proxy Statement/Prospectus will not be distributed to Fund shareholders unless and until the Registration Statement on Form N-14 is declared effective by the SEC.

Fund shareholders are urged to read the Proxy Statement/Prospectus and other documents filed with the SEC carefully and in their entirety when they become available because these documents will contain important information about the proposed Reorganizations. The Proxy Statement/Prospectus will contain information with respect to the investment objectives, risks, charges and expenses of the Touchstone Funds and other important information that Fund shareholders should carefully consider.

30

SunAmerica Equity Funds

SUPPLEMENTS TO THE PROSPECTUS — (continued)

SUNAMERICA EQUITY FUNDS

AIG Japan Fund

(the “Fund”)

Supplement dated February 8, 2021

to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”),

each dated January 28, 2021, as amended and supplemented to date

SunAmerica Asset Management, LLC (“SunAmerica”), the Fund’s investment adviser, and Touchstone Advisors, Inc. (“Touchstone”) announced that they have entered into a definitive agreement for Touchstone to acquire certain assets related to SunAmerica’s retail mutual fund management business. Under the terms of the agreement, twelve AIG Funds are expected to be reorganized into existing or newly created series of trusts in the Touchstone fund complex. Certain AIG Funds not covered by the agreement, including the Fund, will be liquidated.

On February 8, 2021, the Board of Trustees of SunAmerica Equity Funds (the “Trust”) approved a Plan of Liquidation (“Plan”), subject to shareholder approval, to liquidate the Fund and the submission of the Plan to shareholders of the Fund. Proxy materials describing the Plan will be mailed to shareholders and shareholders of record will have the right to vote to approve the Plan at a special meeting to be held at a later date. If approved, the liquidation of the Fund is expected to occur on or about July 16, 2021 (the “Liquidation Date”).

The Fund intends to convert all of its portfolio securities to cash or cash equivalents in preparation for the liquidation. Accordingly, the Fund is expected to deviate from its investment objective and investment strategies until it is liquidated on the Liquidation Date.

Suspension of Sales. Effective 4:00 p.m. (Eastern Time) on May 1, 2021, shares of the Fund will no longer be available for purchase; however, the Fund will continue to accept reinvestments of dividends and capital gain distributions from existing shareholders. To the extent there are any dividend payments on or after May 1, 2021, they will be automatically reinvested in additional shares of the Fund, unless you elected to receive them in cash or automatically reinvest them in shares of other funds.

Liquidation of Assets. The Fund anticipates converting all portfolio securities to cash or cash equivalents as it prepares to distribute its assets to shareholders. In connection with the liquidation, any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed by the Fund on the Liquidation Date. Each shareholder of record on the Liquidation Date will receive proceeds of the automatic redemptions equal to the shareholder’s proportionate interest in the Fund at the time of liquidation.

Other Alternatives. At any time prior to the Liquidation Date, shareholders of the Fund may redeem their shares and receive the net asset value thereof, less any applicable contingent deferred sales charge (“CDSC”), in accordance with the terms set forth in the Fund’s Prospectus. However, any such applicable CDSC will be waived for shareholders who remain in the Fund until the Liquidation Date.

U.S. Federal Income Tax Matters. The liquidation of the Fund will be a realization event for shareholders holding shares through taxable accounts, meaning that such a shareholder who receives an amount in liquidation of the Fund in excess of his or her tax basis will realize a capital gain, and such a shareholder who receives an amount in liquidation of the Fund less than his or her tax basis will realize a capital loss. Certain limitations on the current deductibility of losses may apply. Consult with your tax adviser for details.

Retirement Accounts. If you hold your Fund shares in an Individual Retirement Account (“IRA”) or other retirement account and receive a distribution of Fund liquidation proceeds, you will be subject to taxes and, if you are under 59 1/2 years of age, possibly early withdrawal penalties, unless the distribution proceeds are reinvested as a rollover in an eligible IRA or other retirement account within 60 days after the proceeds are received.

Disclosure Changes. Assuming the liquidation of the Fund occurs, all references to and related to the Fund in the Trust’s registration statement (including the Prospectus and SAI) will be deleted effective upon the Liquidation Date.

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectus and/or SAI.

31

AIG Funds

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

Trustees

Richard W. Grant

Peter A. Harbeck

Dr. Judith L. Craven

Stephen J. Gutman

Eileen A. Kamerick

Officers

John T. Genoy, President and Chief Executive Officer

Sharon French, Executive Vice President

James Nichols, Vice President

Gregory N. Bressler, Secretary

Christopher C. Joe, Chief Compliance Officer

Gregory R. Kingston, Treasurer

Shawn Parry, Vice President and Assistant Treasurer

Donna McManus, Vice President and Assistant Treasurer

Kathleen Fuentes, Chief Legal Officer and Assistant Secretary

Matthew J. Hackethal, Anti-Money Laundering Compliance Officer

Investment Adviser

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

Distributor

AIG Capital Services, Inc.

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

Shareholder Servicing Agent

AIG Fund Services, Inc.

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02110

Transfer Agent

DST Asset Manager Solutions, Inc.

303 W. 11th Street

Kansas City, MO 64105

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in a Fund’s portfolio which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON SUNAMERICA EQUITY FUNDS

Information regarding how SunAmerica Equity Funds voted proxies relating to securities held in SunAmerica Equity Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 858-8850 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings quarterly with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DELIVERY OF SHAREHOLDER DOCUMENTS

The Funds have adopted a policy that allows them to send only one copy of a Fund’s prospectus, proxy material, annual report and semi-annual report (the “shareholder documents”) to shareholders with multiple accounts residing at the same “household.” This practice is called householding and reduces Fund expenses, which benefits you and other shareholders. Unless the Funds receive instructions to the contrary, you will only receive one copy of the shareholder documents. The Funds will continue to household the shareholder documents indefinitely, until we are instructed otherwise. If you do not wish to participate in householding, please contact Shareholder Services at (800) 858-8850 ext. 6010 or send a written request with your name, the name of your fund(s) and your account number(s) to AIG Funds c/o DST, P.O. Box 219186, Kansas City MO, 64121-9186. We will resume individual mailings for your account within thirty (30) days of receipt of your request.

This report is submitted solely for the general information of shareholders of the Funds. Distribution of this report to persons other than shareholders of the Funds is authorized only in connection with a currently effective prospectus, setting forth details of the Funds, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

Go Paperless!!

Did you know that you have the option to

receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.

Why Choose Electronic Delivery?

It’s Quick — Fund documents will be received faster than via traditional mail.

It’s Convenient — Elimination of bulky documents from personal files.

It’s Cost Effective — Reduction of your Fund’s printing and mailing costs.

To sign up for electronic delivery, follow

these simple steps:

1	Go to www.aig.com/funds

2	Click on the link to “Go Paperless!!”

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

AIG Funds are advised by SunAmerica Asset Management, LLC (SAAMCo) and distributed by AIG Capital Services, Inc. (ACS), Member FINRA. Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.

aig.com/funds

EQSAN - 3/21

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a- 101), or this Item 10.

Item 11.	Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270. 30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1) Not applicable.

(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3)	Not applicable.

(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date: June 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: June 8, 2021

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: June 8, 2021